Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive (Loss) Income [Abstract]
Schedule of Accumulated Other Comprehensive Income

The changes in accumulated other comprehensive income by component, net of tax, were as follows:

	Foreign currency translation adjustments	Unrealized gains(losses) on available- for-sale investments	Total
	RMB	RMB	RMB
Balance at January 1, 2023	27,727,372	4,732	27,732,104
Net current-period other comprehensive gains (losses)	672,112	(2,934)	669,178
Balance at December 31, 2023	28,399,484	1,798	28,401,282
Net current-period other comprehensive gains (losses)	(22,374,019)	6,000	(22,368,019)
Balance at December 31, 2024	6,025,465	7,798	6,033,263
Balance at December 31, 2024 (USD)	825,485	1,069	826,554